Document and Entity Information	Sep. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2023
Entity Registrant Name	TREX COMPANY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14649
Entity Tax Identification Number	54-1910453
Entity Address, Address Line One	2500 Trex Way
Entity Address, City or Town	Winchester
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22601
City Area Code	540
Local Phone Number	542-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001069878
Title of 12(b) Security	Common stock
Trading Symbol	TREX
Security Exchange Name	NYSE